Shareholder Report, Holdings (Details) - C000246166 [Member]	Nov. 30, 2024
Avantis U.S. Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Avantis Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Avantis International Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Avantis Emerging Markets Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Developed Markets ex-United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%